Equity (Details) - USD ($)			1 Months Ended	12 Months Ended
	Jan. 15, 2024	Feb. 04, 2022	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 03, 2022	Jun. 01, 2022
Equity [Line Items]
Ordinary shares issued				8,104,180	7,999,216
Ordinary shares outstanding				7,983,465	7,878,501
Repurchase of ordinary shares			120,715
Gross proceeds (in Dollars)				$ 17,824,992
Net proceeds (in Dollars)				15,101,509
Underwriting discounts and commissions (in Dollars)				1,336,875
Other offering costs (in Dollars)				$ 1,386,608
Converted shares				489,812
Provision amount (in Dollars)						$ 412,299
Repurchase ordinary shares (in Dollars)								$ 1,000,000
Aggregate amount (in Dollars)			$ 119,536
Issued and outstanding ordinary shares, percentage			1.50%
Average price per share (in Dollars per share)			$ 0.987
Warrant [Member]
Equity [Line Items]
Warrants exercise price per share (in Dollars per share)	$ 1.06
Warrants to purchase shares	20,000			180,409
Fair value of Warrants (in Dollars)	$ 11,000			$ 183,338
Warrants A [Member]
Equity [Line Items]
Warrants exercise price per share (in Dollars per share)		$ 4.198
Fair value of Warrants (in Dollars)				$ 191,089
Ordinary shares issued				180,409
Advisor Warrants at $0.0004 [Member]
Equity [Line Items]
Warrants exercise price per share (in Dollars per share)				$ 0.0004
Advisor Warrants [Member]
Equity [Line Items]
Ordinary shares issued				180,356
Provision amount (in Dollars)				$ 75,000
Warrants B [Member]
Equity [Line Items]
Warrants exercise price per share (in Dollars per share)				$ 4.2
Warrants to purchase shares				300,236
Fair value of Warrants (in Dollars)				$ 504,595
IPO Warrants [Member]
Equity [Line Items]
Warrants exercise price per share (in Dollars per share)				$ 4.2
Warrants to purchase shares				145,506
Ordinary Shares [Member]
Equity [Line Items]
Warrants to purchase shares				104,964		180,356
Converted ordinary shares						489,812
Ordinary shares issued						4,244,048
Ordinary Shares [Member] | Warrant [Member]
Equity [Line Items]
Warrants to purchase shares				400,472
Ordinary Shares [Member] | Warrants B [Member]
Equity [Line Items]
Fair value of Warrants (in Dollars)				$ 200,236
IPO [Member]
Equity [Line Items]
Units issued		3,690,477
Pre-funded warrants		10,000
IPO price per unit (in Dollars per share)		$ 4.2
Warrants exercise price per share (in Dollars per share)		$ 5.25
Repurchase of ordinary shares		4,244,048
Ordinary shares price (in Dollars per share)		$ 4.199
Over-allotment option		488,324
Underwriting discounts and commissions (in Dollars)				$ 1,336,875
IPO [Member] | Pre-Funded Unit [Member]
Equity [Line Items]
IPO price per unit (in Dollars per share)		$ 4.199
IPO [Member] | Pre Funded Warrant [Member]
Equity [Line Items]
Pre-funded warrants		478,324
Warrants exercise price per share (in Dollars per share)		$ 0.001
Repurchase of ordinary shares		65,247
IPO [Member] | Over-Allotment Option [Member]
Equity [Line Items]
Pre-funded warrants		543,571
Warrants exercise price per share (in Dollars per share)		$ 0.001
IPO [Member] | Representative's Warrants [Member]
Equity [Line Items]
Warrants exercise price per share (in Dollars per share)							$ 5.25
Warrants to purchase shares		185,023
IPO [Member] | Warrants B [Member]
Equity [Line Items]
Ordinary shares issued				104,964
IPO [Member] | Ordinary Shares [Member]
Equity [Line Items]
Converted ordinary shares				489,812
Pre Funded Warrant [Member] | Warrant [Member]
Equity [Line Items]
Warrants exercise price per share (in Dollars per share)		$ 0.001